LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.83%
Equity Funds–99.83%
Vanguard Extended Market ETF	167,352	$35,033,468
Vanguard Growth ETF	673,874	323,196,709
Vanguard Russell 3000	459,317	135,185,904
Vanguard S&P 500 ETF	383,030	234,559,911
Vanguard Small-Cap ETF	292,441	74,361,898
Vanguard Total Stock Market ETF	821,653	269,641,865
Vanguard Value ETF	1,479,858	275,978,718
Total Investment Companies (Cost $1,049,272,702)		1,347,958,473

TOTAL INVESTMENTS–99.83% (Cost $1,049,272,702)	1,347,958,473
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	2,337,346
NET ASSETS APPLICABLE TO 54,715,598 SHARES OUTSTANDING–100.00%	$1,350,295,819

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
LVIP Vanguard Domestic Equity ETF Fund–1